Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	As of March 31,
	2019	2018
Buildings	$9,273,325	$9,481,048
Machinery	2,150,738	2,471,925
Furniture, fixture and electronic equipment	172,552	179,173
Vehicles	68,360	73,202
Total property plant and equipment, at cost	11,664,975	12,205,348
Less: accumulated depreciation	(3,857,930)	(3,414,795)
Property, plant and equipment, net	$7,807,045	$8,790,553